Loans (Composition Of Loan Portfolio By Class Of Loan) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loan balance	$ 4,317,099		$ 4,732,685
Accrued interest receivable	14,684		17,505
Total recorded investment	4,331,783		4,750,190
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	743,797	[1]	737,902	[1]
Accrued interest receivable	3,121	[1]	2,886	[1]
Total recorded investment	746,918	[1]	740,788	[1]
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	31,603	[1]	171,334	[1]
Accrued interest receivable	31	[1]	282	[1]
Total recorded investment	31,634	[1]	171,616	[1]
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	156,053		195,693
Accrued interest receivable	394		622
Total recorded investment	156,447		196,315
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	20,039		26,326
Accrued interest receivable	64		95
Total recorded investment	20,103		26,421
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	9,851		13,127
Accrued interest receivable	61		54
Total recorded investment	9,912		13,181
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	395,824		464,903
Accrued interest receivable	1,105		1,403
Total recorded investment	396,929		466,306
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	953,758		906,648
Accrued interest receivable	1,522		2,789
Total recorded investment	955,280		909,437
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	227,682		260,463
Accrued interest receivable	942		1,014
Total recorded investment	228,624		261,477
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	51,354		60,195
Accrued interest receivable	236		255
Total recorded investment	51,590		60,450
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	1,108,574	[1]	1,226,616	[1]
Accrued interest receivable	4,235	[1]	4,804	[1]
Total recorded investment	1,112,809	[1]	1,231,420	[1]
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	616,505		666,871
Accrued interest receivable	2,930		3,245
Total recorded investment	619,435		670,116
Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan balance	2,059		2,607
Accrued interest receivable	43		56
Total recorded investment	$ 2,102		$ 2,663

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.